787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 17, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

Post-Effective Amendment No. 74 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-62329 and File No. 811-02857)

Ladies and Gentlemen:

On behalf of BlackRock Bond Fund, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 74 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Total Return Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of reflecting the investment by Master Total Return Portfolio, a series of Master Bond LLC, in which the Fund invests all of its assets, in a wholly-owned subsidiary formed in the Cayman Islands.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-3953.

Very truly yours,

/s/ Nicole M. Ventura
Nicole M. Ventura

Enclosures

cc:	Jessica A. Holly, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner Esq., Willkie Farr & Gallagher LLP

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